Benefits offered to employees (Tables)	12 Months Ended
Dec. 31, 2022
Benefits Offered To Employees
Schedule of short-term benefits

	2022	2021	2020

Health care	243,620	235,681	197,683
Private pension	127,954	136,851	94,302
Transport	86,217	77,201	66,752
Feeding	62,786	51,240	38,400
Life insurance	10,400	10,324	9,875
Training	27,032	15,723	14,892
Other	16,027	12,546	14,117
	574,036	539,566	436,021

Schedule of Long-term incentive plan

Flat	Grant Date	End of Grace Period	Settlement Method	Granted quantities	(-) Canceled	(-) Exercised	Qty. on 12/31/2021	(+) Granted	(-) Canceled	(-) Exercised	Qty. on 12/31/2022	Fair value of the share*

2019 Plan	03/19/19	03/19/22	Shares	417,234	(71,905)	-	345,329	-	(18,802)	(326,527)	-
2019 Plan	03/19/19	03/19/22	Cash	82,128	(8,433)	-	73,695	-	(1,297)	(72,398)	-

2020 Plan	04/01/20	04/01/23	Shares	1,007,883	(72,743)	(2,373)	932,767	-	-	-	932,767	R$ 16.27
2020 Plan	04/01/20	04/01/23	Cash	314,333	(47,943)	-	266,390	-	-	-	266,390	USD 9.67

2021 Plan	05/10/21	05/10/24	Shares	557,888	(9,598)	-	548,290	-	-	-	548,290	R$ 51.39
2021 Plan	05/10/21	05/10/24	Cash	144,779	-	-	144,779	-	-	-	144,779	USD 9.67

2022 Plan	05/17/22	05/17/25	Shares	-	-	-	-	537,870	-	-	537,870	R$ 44.15
2022 Plan	05/17/22	05/17/25	Cash	-	-	-	-	132,902	-	-	132,902	USD 9.67

(*)	Values in monetary units.

Schedule of defined benefit obligations

	2022	2021
Defined benefit
Novamont Braskem America	58,221	117,509
Braskem Idesa	23,053	22,960
Braskem Alemanha and Netherlands	147,562	223,193
	228,836	363,662
Health care
Bradesco saúde	321,520	243,706
Total obligations	550,356	607,368

Fair value of plan assets
Novamont Braskem America	(54,665)	(117,509)
Braskem Alemanha	(1,948)	(2,162)
	(56,613)	(119,671)

Consolidated net balance (non-current liabilities)	493,743	487,697

Change in obligations

			2022			2021			2020
	Health	Benefit		Health	Benefit		Health	Benefit
	insurance	plans	Total	insurance	plans	Total	insurance	plans	Total

Balance at beginning of year	243,706	363,662	607,368	217,089	370,860	587,949	224,852	245,565	470,417
Current service cost	4,928	12,732	17,660	4,817	13,681	18,498	4,678	12,486	17,164
Interest cost	20,200	6,914	27,114	15,692	5,906	21,598	17,097	6,482	23,579
Benefits paid	(12,639)	(34,208)	(46,847)	(10,712)	(7,191)	(17,903)	(5,949)	(7,409)	(13,358)
Actuarial losses (gain)	65,325	(83,485)	(18,160)	16,820	(26,668)	(9,848)	(23,589)	25,803	2,214
Exchange variation		(36,779)	(36,779)		7,074	7,074	-	87,933	87,933
Balance at the end of the year	321,520	228,836	550,356	243,706	363,662	607,368	217,089	370,860	587,949

Change in fair value plan assets

	2022	2021	2020

Balance at beginning of year	119,671	115,875	81,342
Actual return on plan assets	(25,929)	722	15,791
Benefits paid	(32,264)	(5,301)	(4,973)
Exchange variation	(4,866)	8,375	23,715
Balance at the end of the year	56,613	119,671	115,875

Amounts recognized in profit and loss

			2022			2021			2020
	Health	Benefit		Health	Benefit		Health	Benefit
	insurance	plans	Total	insurance	plans	Total	insurance	plans	Total
			-
Current service cost	4,928	12,732	17,660	4,817	13,681	18,498	4,678	12,486	17,164
Interest cost	20,200	6,914	27,114	15,692	5,906	21,598	17,097	6,482	23,579
Actuarial (losses) gains		(83,485)	(83,485)		(24,203)	(24,203)	-	15,461	15,461
	25,128	(63,839)	(38,711)	20,509	(4,616)	15,893	21,775	34,429	56,204

Schedule of Actuarial assumptions

															(%)
					2022					2021					2020
	Health	United				Health	United				Health	United
	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands

Discount rate	5.97	5.10	8.00	1.20	3.60	5.33	2.90	8.00	1.20	1.20	3.99	2.60	7.25	0.70	0.70
Inflation rate	3.00	n/a	4.00	2.00	2.00	3.00	n/a	4.00	2.00	2.00	3.25	n/a	4.00	2.00	2.00
Expected return on plan assets	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	5.00	3.00	3.25	n/a	n/a	5.00	3.00	3.00	n/a	n/a	5.00	3.00	3.00
Rate of increase in future pension plan	n/a	n/a	n/a	1.75	2.25	n/a	n/a	n/a	1.75	1.75	n/a	n/a	n/a	1.75	1.75
Aging factor	2.50	n/a	n/a	n/a	n/a	2.50	n/a	n/a	n/a	n/a	2.50	n/a	n/a	n/a	n/a
Medical inflation	3.50	n/a	n/a	n/a	n/a	3.50	n/a	n/a	n/a	n/a	3.50	n/a	n/a	n/a	n/a
Duration	12.83	n/a	n/a	n/a	n/a	14.16	n/a	n/a	n/a	n/a	14.99	n/a	n/a	n/a	n/a

Sensitivity analysis

	Impact on the defined benefit obligation
					Premise change					Premise increase					Premise reduction
	Health	United				Health	United				Health	United
	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands
Discount rate	1.0%	1.0%	1.0%	0.25%	0.25%	32,758	5,536	1,646	5,477	297	(39,621)	(6,605)	(1,935)	(5,836)	(315)
Real medical inflation	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	n/a	0.5%	0.5%	n/a	n/a	n/a	8,604	468	n/a	n/a	n/a	(8,114)	(442)
Rate of increase in future pension plan	1.0%	n/a	n/a	0.25%	0.25%	(7,740)	n/a	n/a	4,241	231	8,098	n/a	n/a	(4,115)	(224)
Life expectancy	1.0%	n/a	n/a	1 ano	1 ano	48,527	n/a	n/a	3,637	198	(39,355)	n/a	n/a	(3,797)	(207)
Mortality rate	n/a	10.0%	n/a	n/a	n/a	n/a	1,681	n/a	n/a	n/a	n/a	(1,839)	n/a	n/a	n/a

	Health insurance - Impact on cost of services and interests costs
	Premise change		Premise increase		Premise reduction
	Cost of	Iterests	Cost of	Iterests	Cost of	Iterests
	services	costs	services	costs	services	costs
Discount rate	1.0%	1.0%	730	106	(933)	11
Life expectancy	1.0%	1.0%	542	4,441	(464)	(3,602)
Rate of increase in future pension plan	1.0%	1.0%	123	708	(129)	(741)